UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices)     (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsTax-Advantaged Global Shareholder Yield Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 95.8%		$91,559,265
(Cost $90,988,750)
Australia 3.5%		3,308,269
Commonwealth Bank of Australia	11,800	731,129
Sonic Healthcare, Ltd.	37,100	585,116
Telstra Corp., Ltd.	287,100	1,089,269
Westpac Banking Corp.	37,500	902,755
Canada 5.5%		5,305,039
Agrium, Inc.	6,045	622,091
BCE, Inc.	41,400	1,866,301
Rogers Communications, Inc., Class B	26,400	1,145,268
Royal Bank of Canada	10,524	756,677
TELUS Corp.	27,400	914,702
France 5.3%		5,076,608
AXA SA	34,800	855,288
Cie Generale des Etablissements Michelin	6,300	676,824
Sanofi	8,400	675,162
SCOR SE	19,900	673,493
TOTAL SA	30,100	1,522,914
Vinci SA	9,600	672,927
Germany 7.8%		7,453,620
Allianz SE	3,700	628,868
BASF SE	10,600	1,023,258
Daimler AG	14,100	1,060,417
Deutsche Post AG	28,000	939,820
Deutsche Telekom AG	51,000	892,857
Muenchener Rueckversicherungs-Gesellschaft AG	7,600	1,431,127
Siemens AG	11,420	1,477,273
Italy 1.8%		1,744,995
Snam SpA	131,100	498,981
Terna Rete Elettrica Nazionale SpA	284,100	1,246,014
Netherlands 1.5%		1,435,896
Royal Dutch Shell PLC, ADR, Class A (C)	26,400	1,435,896
Norway 2.0%		1,885,730
Orkla ASA	80,600	751,981
Statoil ASA	60,800	1,133,749
Singapore 1.1%		1,078,065
Singapore Exchange, Ltd.	87,700	461,306
Singapore Telecommunications, Ltd.	225,300	616,759
Spain 0.7%		634,641
Gas Natural SDG SA	32,900	634,641
Sweden 0.8%		746,256
Svenska Handelsbanken AB, A Shares	49,988	746,256
Switzerland 3.2%		3,098,759
Nestle SA	5,900	432,261
Novartis AG	9,090	671,092
Roche Holding AG	3,953	936,656

2SEE NOTES TO FUND'S INVESTMENTS

Tax-Advantaged Global Shareholder Yield Fund

	Shares	Value
Switzerland (continued)
Swisscom AG	2,400	1,058,750
Taiwan 1.0%		961,301
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	31,100	961,301
United Kingdom 13.6%		12,950,254
AstraZeneca PLC, ADR (C)	41,960	1,142,571
BAE Systems PLC	162,800	1,195,716
British American Tobacco PLC	23,300	1,438,260
Diageo PLC	26,400	733,335
GlaxoSmithKline PLC	67,800	1,310,233
Imperial Brands PLC	29,400	1,362,032
National Grid PLC	123,000	1,440,722
Sky PLC	87,181	1,101,501
SSE PLC	56,500	1,062,122
Unilever PLC	20,400	826,319
Vodafone Group PLC	546,000	1,337,443
United States 48.0%		45,879,832
AbbVie, Inc. (C)	23,900	1,460,529
Altria Group, Inc. (C)	23,400	1,665,612
Ameren Corp. (C)	24,200	1,274,130
Arthur J. Gallagher & Company (C)	11,200	602,896
AT&T, Inc. (C)	53,951	2,274,574
Automatic Data Processing, Inc. (C)	7,100	717,029
BlackRock, Inc. (C)	1,700	635,766
CenturyLink, Inc. (C)	23,300	602,538
Cisco Systems, Inc. (C)	40,525	1,244,928
CME Group, Inc. (C)	7,900	956,532
Dominion Resources, Inc.	9,800	747,544
Duke Energy Corp. (C)	21,000	1,649,340
Eaton Corp. PLC	11,730	830,249
Emerson Electric Company (C)	13,620	798,949
Entergy Corp. (C)	18,300	1,311,012
Exxon Mobil Corp. (C)	14,300	1,199,627
Johnson & Johnson (C)	5,825	659,681
Kimberly-Clark Corp.	7,700	932,701
Lockheed Martin Corp. (C)	3,400	854,522
McDonald's Corp. (C)	10,300	1,262,471
Merck & Company, Inc. (C)	12,400	768,676
Microchip Technology, Inc. (C)	14,300	963,105
Microsoft Corp. (C)	11,800	762,870
Occidental Petroleum Corp. (C)	20,700	1,402,839
People's United Financial, Inc. (C)	45,000	843,750
PepsiCo, Inc.	6,000	622,680
Pfizer, Inc.	30,900	980,457
Philip Morris International, Inc. (C)	17,900	1,720,727
PPL Corp.	53,600	1,867,424
QUALCOMM, Inc. (C)	20,100	1,073,943
Regal Entertainment Group, Class A (C)	35,700	808,962
Reynolds American, Inc. (C)	29,824	1,793,317
Texas Instruments, Inc. (C)	15,400	1,163,316
The Coca-Cola Company (C)	13,400	557,038
The Dow Chemical Company (C)	21,700	1,293,971

SEE NOTES TO FUND'S INVESTMENTS3

Tax-Advantaged Global Shareholder Yield Fund

Shares	Value
United States (continued)
The Procter & Gamble Company	8,700	762,120
The Southern Company	16,200	800,766
United Parcel Service, Inc., Class B	7,200	785,736
Verizon Communications, Inc. (C)	35,325	1,731,278
Waste Management, Inc. (C)	11,700	813,150
WEC Energy Group, Inc. (C)	23,700	1,399,485
Wells Fargo & Company	22,787	1,283,592
Yield (%)	Shares	Value
Short-term investments 3.3%	$3,128,502
(Cost $3,128,502)
Money market funds 2.5%	2,330,502
State Street Institutional Treasury Money Market Fund, Premier Class	0.4211(Y	)	2,330,502	2,330,502
Par value^	Value
Repurchase agreement 0.8%	$798,000
Repurchase Agreement with State Street Corp. dated 1-31-17 at 0.100% to be repurchased at $798,002 on 2-1-17, collateralized by $780,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $818,364, including interest)	798,000	798,000
Total investments (Cost $94,117,252)† 99.1%	$94,687,767
Other assets and liabilities, net 0.9%	$817,066
Total net assets 100.0%	$95,504,833

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 1-31-17 was $26,614,294.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $105,017,976. Net unrealized depreciation aggregated to $10,330,209, of which $2,888,226 related to appreciated investment securities and $13,218,435 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-17:

Consumer staples	14.2%
Telecommunication services	14.2%
Utilities	14.1%
Financials	12.1%
Health care	9.5%
Industrials	8.8%
Energy	7.5%
Information technology	7.2%
Consumer discretionary	5.1%
Materials	3.1%
Short-term investments and other	4.2%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$3,308,269	—	$3,308,269	—
Canada	5,305,039	$5,305,039	—	—
France	5,076,608	—	5,076,608	—
Germany	7,453,620	—	7,453,620	—
Italy	1,744,995	—	1,744,995	—
Netherlands	1,435,896	1,435,896	—	—
Norway	1,885,730	—	1,885,730	—
Singapore	1,078,065	—	1,078,065	—
Spain	634,641	—	634,641	—
Sweden	746,256	—	746,256	—
Switzerland	3,098,759	—	3,098,759	—
Taiwan	961,301	961,301	—	—
United Kingdom	12,950,254	1,142,571	11,807,683	—
United States	45,879,832	45,879,832	—	—
Short-term investments	3,128,502	2,330,502	798,000	—
Total investments in securities	$94,687,767	$57,055,141	$37,632,626	—
Other financial instruments:
Written options	$114,270	$114,270	—	—

       5

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2017, the fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The following tables summarize the fund's written options activities during the period ended January 31, 2017and the contracts held at January 31, 2017.

	Number of contracts	Premiums received
Outstanding, beginning of period	338	$616,419
Options written	382	524,329
Option closed	(393)	(835,903)
Options exercised	—	—
Options expired	(132)	(79,265)
Outstanding, end of period	195	$225,580

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Russell 2000 Index	$1,380	Feb 2017	30	$115,476	$43,950
S&P 100 Index	2,295	Feb 2017	12	11,391	10,920
S&P 500 Index	2,300	Feb 2017	12	11,631	4,800
S&P 500 Index	2,320	Feb 2017	12	9,351	4,920
S&P 500 Index	2,325	Feb 2017	12	6,711	150
S&P 500 Index	2,340	Feb 2017	21	5,443	2,048
S&P 500 Index	2,405	Mar 2017	33	10,864	7,012
S&P 500 Index	2,410	Mar 2017	60	27,236	6,750
NASDAQ 100 Stock Index	5,075	Mar 2017	3	27,477	33,720
Total			195	$225,580	$114,270

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P14Q1	01/17
This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.		3/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 17, 2017